Income Taxes	12 Months Ended
Aug. 31, 2019
Income Taxes
Income taxes

Note 13: Income Taxes

Current income taxes are based upon the year’s income taxable for federal and state tax reporting purposes. Deferred income taxes (benefits) are provided for certain income and expenses, which are recognized in different periods for tax and financial reporting purposes.

Deferred tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the period in which the differences are expected to affect taxable income. The Company’s deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses. These loss carryovers would be limited under the Internal Revenue Code should a significant change in ownership occur within a three-year period.

As of August 31, 2019, and 2018, the Company had cumulative net operating loss carryforwards of approximately $30,686,000 and $26,673,000 respectively, which begin to expire in 2029. The deferred tax assets primarily comprise net operating loss carryforwards and other net temporary deductible differences such as stock-based compensation, deferred rent, depreciation and workers’ compensation accrual. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, the projected future taxable income and tax planning strategies in making this assessment. Based on management’s analysis, they concluded that it was more likely than not that the deferred tax asset would not be realized. Therefore, the Company established a full valuation allowance against the deferred tax assets. The change in the valuation allowance in 2019 and 2018 was approximately $5,159,000 and $3,493,000, respectively.

Significant components of the net deferred tax assets as reflected on the Consolidated Balance Sheets are as follows:

	August 31,
	2019	2018
	in thousands
Deferred tax liabilities:
Depreciation	$(122,000)	$(21,000)
Software development costs	(845,000)	(835,000)
Total deferred tax liabilities	(967,000)	(856,000)

Deferred tax assets:
Net operating loss carryforward	9,157,000	8,010,000
Business interest	2,539,000	—
Workers’ compensation accruals	1,763,000	360,000
Stock-based compensation	354,000	172,000
Deferred rent	15,000	16,000
Total deferred tax assets	13,828,000	8,558,000
Valuation allowance	(15,861,000)	(7,702,000)
Total net deferred tax assets	$967,000	$856,000

Net deferred tax assets	$—	$—

Income tax expense consists of the following

	For the Year Ended
	August 31,
	2019	2018
Current
Federal	$—	$—
State	—	—
Total current	—	—
Deferred
Federal	4,422,000	2,994,000
State	737,000	499,000
Total deferred	5,159,000	3,493,000
Change in valuation allowance	$(5,159,000)	$(3,493,000)
Total Income Tax Expense (Benefit)	$—	$—

The reconciliation of the statutory federal rate to the Company’s effective income tax rate is as follows:

	August 31,	August 31,
	2019	2018
Pre-tax book loss	$3,933,000	$4,145,000
Non-deductible penalties and other permanent differences	(430,000)	(177,000)
State taxes (8.84%)	1,656,000	1,466,000
Redetermination of prior year taxes	—	—
Enactment of the 2017 Tax Reform Act	—	(1,941,000)
Change in valuation allowance	(5,159,000)	(3,493,000)
Net income tax provision	$—	$—

In December 2017, the Tax Cuts and Jobs Act was enacted, which reduces the U.S. statutory corporate tax rate from a maximum rate of 35% to 21% for the tax years beginning after December 31, 2017. For a corporation whose fiscal year begins before December 31, 2017 and ends after December 31, 2017, the IRS has issued guidance, in notice 2018‑38, regarding the calculation of a blended current year tax rate. The Company followed this guidance in the calculation of the prior year tax benefit for the fiscal year ended August 31, 2018. The Calculation resulted in a 25% effective tax rate for fiscal year 2018. The Tax Cuts and Jobs Act resulted in the re-measurement of the federal portion of the Company’s deferred tax assets and valuation allowance as of August 31, 2018 from 35% to the new 21% tax rate. As a result, the reduction of the corporate tax rate resulted in a write-down of the gross deferred tax assets of approximately $1,277,000 and a corresponding write-down of the valuation allowance.

The Company’s continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense. As of August 31, 2019, and 2018, the Company had no accrued interest and penalties related to uncertain tax positions.

The Company’s net operating losses (“NOL”) may be limited by the provisions of IRC Section 382, for which the Company has not performed an analysis of the potential limitations. These limitations will be imposed when the Company attains taxable income against which the NOL will be utilized. The company had a NOL of $3,843,000 during the period ending August 31, 2019. This NOL has an indefinite life but are limited to 80%. As explained above, the Company has determined that it is more likely than not that the Company’s deferred tax assets related to NOL Carryforwards will not be utilized.

The Company is subject to taxation in the U.S. The tax years for 2016 and forward are subject to examination by tax authorities. The Company is not currently under examination by any tax authority.

Management has evaluated tax positions in accordance with FASB ASC 740, and has not identified any tax positions, other than those discussed above, that require disclosure.